GENERAL AND ADMINISTRATIVE EXPENSE	6 Months Ended
Jun. 30, 2020
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Employee compensation and benefits	$98	$94	$197	$182
Management fees	24	34	48	72
Transaction costs	4	20	7	42
Other	69	71	139	146
Total general and administrative expense	$195	$219	$391	$442